Fair Value Measurements (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Summary of financial assets measured at fair value on recurring basis
Intangible and other long-term assets			$ 0
Fair value measurements used in testing the impairment of long-lived assets
Property, plant and equipment, net	134,000	0	107,591
Fair value measurement at reporting date using	(35,762)	(32,004)	(119,844)
Reduction in value of assets	(46,096)	(32,004)	(212,527)
Intangible and other long-term assets			0
Impairment of Intangible and other Long Term Assets, Net			(92,683)
Goodwill, Fair Value Disclosure	0
Write down of goodwill	(10,334)	0	0
Equity Method Investments, Fair Value Disclosure			0
Reduction in value of equity-method investments			36,486
Level 1 [Member]
Summary of financial assets measured at fair value on recurring basis
Intangible and other long-term assets			0
Fair value measurements used in testing the impairment of long-lived assets
Property, plant and equipment, net	0	0	0
Intangible and other long-term assets			0
Goodwill, Fair Value Disclosure	0
Equity Method Investments, Fair Value Disclosure			0
Level 2 [Member]
Summary of financial assets measured at fair value on recurring basis
Intangible and other long-term assets			0
Fair value measurements used in testing the impairment of long-lived assets
Property, plant and equipment, net	0	0	0
Intangible and other long-term assets			0
Goodwill, Fair Value Disclosure	0
Equity Method Investments, Fair Value Disclosure			0
Level 3 [Member]
Summary of financial assets measured at fair value on recurring basis
Intangible and other long-term assets			0
Fair value measurements used in testing the impairment of long-lived assets
Property, plant and equipment, net	134,000	0	107,591
Intangible and other long-term assets			0
Goodwill, Fair Value Disclosure	0
Equity Method Investments, Fair Value Disclosure			0
Fair Value, Measurements, Recurring [Member] | Interest Rate Swap [Member]
Summary of financial assets measured at fair value on recurring basis
Intangible and other long-term assets	1,904	161
Fair value measurements used in testing the impairment of long-lived assets
Intangible and other long-term assets	1,904	161
Fair Value, Measurements, Recurring [Member] | Non-qualified deferred compensation assets [Member]
Summary of financial assets measured at fair value on recurring basis
Intangible and other long-term assets	10,597	10,820
Fair value measurements used in testing the impairment of long-lived assets
Intangible and other long-term assets	10,597	10,820
Fair Value, Measurements, Recurring [Member] | Non-qualified deferred compensation liabilities [Member]
Summary of financial assets measured at fair value on recurring basis
Accounts payable	2,790	2,953
Other long-term liabilities	12,975	14,236
Fair Value, Measurements, Recurring [Member] | Level 1 [Member] | Interest Rate Swap [Member]
Summary of financial assets measured at fair value on recurring basis
Intangible and other long-term assets	0	0
Fair value measurements used in testing the impairment of long-lived assets
Intangible and other long-term assets	0	0
Fair Value, Measurements, Recurring [Member] | Level 1 [Member] | Non-qualified deferred compensation assets [Member]
Summary of financial assets measured at fair value on recurring basis
Intangible and other long-term assets	815	812
Fair value measurements used in testing the impairment of long-lived assets
Intangible and other long-term assets	815	812
Fair Value, Measurements, Recurring [Member] | Level 1 [Member] | Non-qualified deferred compensation liabilities [Member]
Summary of financial assets measured at fair value on recurring basis
Accounts payable	0	1,429
Other long-term liabilities	0	0
Fair Value, Measurements, Recurring [Member] | Level 2 [Member] | Interest Rate Swap [Member]
Summary of financial assets measured at fair value on recurring basis
Intangible and other long-term assets	1,904	161
Fair value measurements used in testing the impairment of long-lived assets
Intangible and other long-term assets	1,904	161
Fair Value, Measurements, Recurring [Member] | Level 2 [Member] | Non-qualified deferred compensation assets [Member]
Summary of financial assets measured at fair value on recurring basis
Intangible and other long-term assets	9,782	10,008
Fair value measurements used in testing the impairment of long-lived assets
Intangible and other long-term assets	9,782	10,008
Fair Value, Measurements, Recurring [Member] | Level 2 [Member] | Non-qualified deferred compensation liabilities [Member]
Summary of financial assets measured at fair value on recurring basis
Accounts payable	2,790	1,524
Other long-term liabilities	12,975	14,236
Fair Value, Measurements, Recurring [Member] | Level 3 [Member] | Interest Rate Swap [Member]
Summary of financial assets measured at fair value on recurring basis
Intangible and other long-term assets	0	0
Fair value measurements used in testing the impairment of long-lived assets
Intangible and other long-term assets	0	0
Fair Value, Measurements, Recurring [Member] | Level 3 [Member] | Non-qualified deferred compensation assets [Member]
Summary of financial assets measured at fair value on recurring basis
Intangible and other long-term assets	0	0
Fair value measurements used in testing the impairment of long-lived assets
Intangible and other long-term assets	0	0
Fair Value, Measurements, Recurring [Member] | Level 3 [Member] | Non-qualified deferred compensation liabilities [Member]
Summary of financial assets measured at fair value on recurring basis
Accounts payable	0	0
Other long-term liabilities	$ 0	$ 0